Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%
Bloomberg Municipal 1-5 Year Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.07%	1.10%	1.38%
Short-Term Customized Reference Benchmark (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.32%	1.25%	[1]
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.94%	1.24%	1.15%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.94%	1.24%	1.15%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.15%	1.38%	1.21%

[1]	The Short-Term Customized Reference Benchmark commenced in October 2017 and therefore the Short-Term Customized Reference Benchmark does not have 10-year returns.